UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21805
SunAmerica Focused Alpha Large-Cap Fund, Inc.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ	07311

(Address of principal executive offices)	(Zip code)
John T. Genoy
Senior Vice President
AIG SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(201) 324-6414

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

Item 1.	Reports to Stockholders.

SEMI-ANNUAL REPORT 2008

SUNAMERICA

Focused Alpha Large-Cap Fund (FGI)

Robert C. Doll

BLACKROCK

Thomas F. Marsico

MARSICO CAPITAL MANAGEMENT, LLC

AIG SunAmerica Mutual Funds

www.sunamericafunds.com

live longer retire stronger[sm]

June 30, 2008	SEMI-ANNUAL REPORT

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

SunAmerica Focused Alpha Large-Cap Fund (FGI)

                      Table of Contents

SHAREHOLDERS’ LETTER	1

STATEMENT OF ASSETS AND LIABILITIES	3

STATEMENT OF OPERATIONS	4

STATEMENT OF CHANGES IN NET ASSETS	5

FINANCIAL HIGHLIGHTS	6

PORTFOLIO OF INVESTMENTS	7

NOTES TO FINANCIAL STATEMENTS	9

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN	15

RESULTS OF ANNUAL SHAREHOLDER MEETING	16

June 30, 2008	SEMI-ANNUAL REPORT

Shareholders’ Letter

Dear Shareholders:

We are pleased to present the semi-annual report for the SunAmerica Focused Alpha Large-Cap Fund (the “Fund”) and thank you for including this strategic investment solution in your investment plan.

In the 6 months ended June 30, 2008, the Fund’s Net Asset Value (NAV) returned -10.71%, outperforming its benchmark, the Russell 1000 Index[1], which returned -11.20% for the same period. The Fund’s market price returned -12.01% during the same period. As of June 30, 2008, the Fund’s NAV was $18.20 and its market price was $15.88.

Equity returns experienced a “roller coaster” ride during the first six months of 2008. The S&P 500 Index[2] had its worst June since 1930 and several major market indices had either reached, or were approaching, 20% declines from their peak levels in late 2007.

Two story lines affected the markets in the first half of the year — record high prices for energy and commodities and continued problems in the credit and housing markets. Market declines from mid-May mirrored the increases in the price of oil. Strains in the capital markets together with record declines in residential housing markets in the U.S. put added pressure on the equity market during the period.

Profit growth among sectors varied greatly. For instance, earnings advances during the six-month period were recorded for healthcare, energy, technology, and utility sectors, among others, while losses occurred for financials, cyclical-linked materials, and consumer discretionary stocks. Small-cap companies faired better than their large capitalization counterparts by nearly 200 basis points (based on the Russell 2000 Index[3] and Russell 1000 Index performance). Within the large capitalization arena, growth topped value.

Fixed income markets were volatile in the first half of 2008. Long-term interest rates, as represented by the 10-year U.S. Treasury Note, ended June yielding 3.98%, nearly in line with where they started the year, but well below peak levels reached during the second quarter. A flight to the ‘safe-harbor’ of U.S. Treasuries, and moves by investors — especially financial institutions — to de-leverage limited liquidity, put downward pressure on prices.

What sets our Fund apart from its competitors in the marketplace is its multi-managed, focused approach in a closed-end fund structure. Two of Wall Street’s best known equity managers, Marsico Capital Management LLC (“Marsico”) and BlackRock Investment Management (“BlackRock”) and their respective teams each contribute their favorite stock picks to the portfolio. Tom Marsico emphasizes large-cap growth investing while BlackRock’s Bob Doll and his team favor a large-cap value investment style. Together, their stock picks, blending large growth and large value, are designed to generate strong, consistent results over the long-term.

We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

Peter A. Harbeck
President and CEO
AIG SunAmerica Asset Management Corp.

[1]	The Russell 1000 Index offers investors access to the extensive large-cap segment of the U.S. equity universe representing approximately 92% of the U.S. market. The Russell 1000 is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected. The Russell 1000 includes the largest 1000 securities in the Russell 3000.

[2]	The S&P 500 is the Standard & Poor’s 500 composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

[3]	The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Indices are not managed and an investor cannot invest directly into an index.

1

Shareholders’ Letter — (continued)

Investors should carefully consider the SunAmerica Focused Alpha Large-Cap Fund’s investment objective, strategies, risks, charges and expenses before investing. The SunAmerica Focused Alpha Large-Cap Fund should be considered as only one element of a complete investment program. The Fund’s equity exposure and derivative investments involve special risks. An investment in this Fund should be considered speculative. There is no assurance that the SunAmerica Focused Alpha Large-Cap Fund will achieve its investment objectives. The Fund is actively managed and its portfolio composition will vary. Investing in the Fund is subject to several risks, including: Non-Diversified Status Risk, Growth and Value Stock Risk, Key Adviser Personnel Risk, Investment and Market Risk, Issuer Risk, Foreign Securities Risk, Emerging Markets Risk, Income Risk, Hedging Strategy Risk, Derivatives Risk, Preferred Securities Risk, Debt Securities Risk, Small and Medium Capitalization Company Risk, Leverage Risk, Liquidity Risk, Market Price of Shares Risk, Management Risk, Anti-Takeover Provisions Risk, Portfolio Turnover Risk and Non-Investment Grade Securities Risk. The price of shares of the Fund traded on the New York Stock Exchange will fluctuate with market conditions and may be worth more or less than their original offering price. Shares of closed-end funds often trade at a discount to their net asset value, but may also trade at a premium.

2

SunAmerica Focused Alpha Large-Cap Fund, Inc.
STATEMENT OF ASSETS AND LIABILITIES — June 30, 2008 — (unaudited)

ASSETS:

Long-term investment securities, at market value (unaffiliated)*	$166,749,188

Short-term investment securities, at market value (unaffiliated)*	8,217,000

Total investments	174,966,188

Cash	27,989

Receivable for:

Dividends and interest	125,713

Investments sold	789,892

Prepaid expenses and other assets	4,044

Total assets	175,913,826

LIABILITIES:

Payable for:

Investment advisory and management fees	153,471

Administration fees	6,140

Directors’ fees and expenses	1,585

Other accrued expenses	68,300

Total liabilities	229,496

Net Assets	$175,684,330

NET ASSETS REPRESENTED BY:

Common stock, $0.001 par value (200,000,000 shares authorized)	$9,655

Additional paid-in capital	157,064,483

157,074,138

Accumulated undistributed net investment income (loss) (unaffiliated)	—

Accumulated undistributed net realized gain (loss) on investments (unaffiliated)	1,302,495

Unrealized appreciation (depreciation) on investments (unaffiliated)	17,307,697

Net Assets	$175,684,330

NET ASSET VALUES:

Net assets	$175,684,330

Shares outstanding	9,655,236

Net asset value per share	$18.20

*Cost

Long-term investment securities (unaffiliated)	$149,441,491

Short-term investment securities (unaffiliated)	$8,217,000

See Notes to Financial Statements

3

SunAmerica Focused Alpha Large-Cap Fund, Inc.
STATEMENT OF OPERATIONS — For the six months ended June 30, 2008 — (unaudited)

INVESTMENT INCOME:

Dividends (unaffiliated)	$1,253,200

Interest (unaffiliated)	54,781

Total investment income*	1,307,981

EXPENSES:

Investment advisory and management fees	930,947

Administration fees	37,238

Transfer agent fees and expenses	10,580

Custodian and accounting fees	33,780

Reports to shareholders	18,190

Audit and tax fees	18,928

Legal fees	24,366

Directors’ fees and expenses	26,832

Other expenses	18,757

Total expenses before custody credits	1,119,618

Custody credits earned on cash balances	(108)

Net expenses	1,119,510

Net investment income (loss)	188,471

NET REALIZED AND UNREALIZED GAIN (LOSS)ON INVESTMENTS AND FOREIGN CURRENCIES:

Net realized gain (loss) on investments (unaffiliated)	1,363,239

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(23,409,394)

Net realized and unrealized gain (loss) on investments and foreign currencies	(22,046,155)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(21,857,684)

* Net of foreign withholding taxes on interest and dividends of	$14,447

See Notes to Financial Statements

4

SunAmerica Focused Alpha Large-Cap Fund, Inc.
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2008	year ended
	(unaudited)	December 31, 2007

INCREASE (DECREASE) IN NET ASSETS

Operations:

Net investment income (loss)	$188,471	$224,090

Net realized gain (loss) on investments and foreign currencies	1,363,239	13,702,281

Net unrealized gain (loss) on investments and foreign currencies	(23,409,394)	18,949,293

Net increase (decrease) in net assets resulting from operations	(21,857,684)	32,875,664

Distributions to shareholders from:

Net investment income	(188,471)*	(225,994)

Net realized gain on investments	— *	(13,318,014)

Return of capital	(6,570,194)*	(10,207,872)

Total distributions to shareholders	(6,758,665)	(23,751,880)

Total increase (decrease) in net assets	(28,616,349)	9,123,784

NET ASSETS:

Beginning of period	$204,300,679	$195,176,895

End of period†	$175,684,330	$204,300,679

† Includes accumulated undistributed net investment income (loss)	$—	$—

*	Amounts estimated are for the net investment income, net realized short-term capital gains and return of capital as of June 30, 2008, and are subject to change and recharacterization at fiscal year end.
See Notes to Financial Statements

5

SunAmerica Focused Alpha Large-Cap Fund, Inc.
FINANCIAL HIGHLIGHTS

	For the Six
	Months Ended	For the Year		For the Year		For the Period
	June 30, 2008	Ended		Ended		December 28, 2005‡
	(unaudited)	December 31, 2007		December 31, 2006		to December 31, 2005

Net Asset Value, Beginning of period	$21.16	$20.21		$19.06		$19.10	(1)

Investment Operations:

Net investment income (loss) @	0.02	0.02		(0.00)		0.00

Net realized and unrealized gain (loss) on investments	(2.28)	3.39		2.35		—

Total from investment operations	(2.26)	3.41		2.35		—

Distributions From:

Net investment income	(0.02)*	(0.02)		(0.00)		—

Net realized gains on investments	— *	(1.38)		(0.15)		—

Return of capital	(0.68)*	(1.06)		(1.05)		—

Total distributions	(0.70)	(2.46)		(1.20)		—

Capital Share Transactions:

Offering costs for common shares charged to additional paid-in capital	—	—		—		(0.04)

Net Asset Value, End of period	$18.20	$21.16		$20.21		$19.06

Net Asset Value Total Return #(2)	(10.71)%	17.40%		12.77	%(4)	(0.21)%

Market Value, End of period	$15.88	$18.84		$18.40		$20.00

Market Value Total Return #(3)	(12.01)%	16.15%		(1.53)%		0.00%

Ratios/ Supplemental Data

Net Assets, end of period ($000’s)	$175,684	$204,301		$195,177		$184,037

Ratio of expenses to average net assets	1.22%	1.21	%(5)	1.23	%(5)	0.03	%†(5)

Ratio of net investment income (loss) to average net assets	0.21%	0.11	%(5)	0.00	%(5)	0.00	%†(5)

Portfolio turnover rate	55%	57%		91%		0%

‡	Commencement of operations
@	Calculated based upon average shares outstanding
*	Amounts estimated are for net investment income, net realized short-term capital gains and return of capital as of June 30, 2008, and are subject to change and recharacterization at fiscal year end.
#	Total return is not annualized.
†	Due to commencing operations on December 28, 2005, the ratio of expenses and ratio of net investment income are not annualized. If the ratios were annualized, the ratio of expenses and the ratio of net investment income would have been 3.07% and 0.38%, respectively. The ratios are not representative of a full year of operations.
(1)	Net asset value, beginning of the period, reflects a deduction of $0.90 per share sales change from the initial offering price of $20.00.
(2)	Based on the net asset value per share, dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. NAV performance reflects performance without imposition of initial sales charge in connection with the initial public offering of the Fund and would be lower if included.
(3)	Based on market value per share, dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.
(4)	The Fund’s performance figure was increased by 0.11% from gains on the disposal of investments in violation of investment restrictions.
(5)	Excludes expense reductions. If expense reductions had been applied, the ratio of expenses and net investment income to average net assets would have remained the same.
See Notes to Financial Statements

6

SunAmerica Focused Alpha Large-Cap Fund, Inc.
PORTFOLIO PROFILE — June 30, 2008 — (unaudited)

Industry Allocation*

Computers	14.3%

Oil Companies-Integrated	12.8

Aerospace/ Defense	6.5

Oil Companies-Exploration & Production	5.5

Commercial Services-Finance	5.3

Retail-Restaurants	5.3

Pharmacy Services	4.9

Insurance-Property/ Casualty	4.7

Medical-Biomedical/ Gene	4.7

Time Deposit	4.7

Medical-Drugs	4.7

Transport-Rail	4.1

Steel-Producers	4.0

Office Automation & Equipment	3.7

Agricultural Chemicals	3.5

Oil-Field Services	3.4

Casino Hotels	2.6

Cellular Telecom	2.5

Web Portals/ ISP	2.4

99.6%

*	Calculated as a percentage of net assets

7

SunAmerica Focused Alpha Large-Cap Fund, Inc.
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited)

		Market Value
Security Description	Shares	(Note 2)

COMMON STOCK — 94.9%

Aerospace/ Defense — 6.5%

General Dynamics Corp.	55,177	$4,645,904

Lockheed Martin Corp.	68,705	6,778,435

		11,424,339

Agricultural Chemicals — 3.5%

Monsanto Co.	48,039	6,074,051

Casino Hotels — 2.6%

Wynn Resorts, Ltd	55,937	4,550,475

Cellular Telecom — 2.5%

America Movil SAB de CV, Series L ADR	84,313	4,447,511

Commercial Services-Finance — 5.3%

Mastercard, Inc., Class A	34,894	9,265,055

Computers — 14.3%

Apple, Inc.†	50,433	8,444,501

Hewlett-Packard Co.	190,000	8,399,900

International Business Machines Corp.	70,000	8,297,100

		25,141,501

Insurance-Property/ Casualty — 4.7%

The Travelers Cos., Inc.	192,000	8,332,800

Medical-Biomedical/ Gene — 4.7%

Biogen Idec, Inc.†	148,000	8,271,720

Medical-Drugs — 4.7%

Pfizer, Inc.	470,000	8,210,900

Office Automation & Equipment — 3.7%

Xerox Corp.	482,000	6,535,920

Oil Companies-Exploration & Production — 5.5%

XTO Energy, Inc.	140,025	9,593,113

Oil Companies-Integrated — 12.8%

Chevron Corp.	92,000	9,119,960

Marathon Oil Corp.	173,000	8,973,510

Petroleo Brasileiro SA ADR	61,406	4,349,387

		22,442,857

	Shares/
	Principal	Market Value
Security Description	Amount	(Note 2)

Oil-Field Services — 3.4%

Transocean, Inc.†	39,134	$5,963,630

Pharmacy Services — 4.9%

Medco Health Solutions, Inc.†	183,000	8,637,600

Retail-Restaurants — 5.3%

McDonald’s Corp.	164,707	9,259,827

Steel-Producers — 4.0%

Nucor Corp.	95,000	7,093,650

Transport-Rail — 4.1%

Union Pacific Corp.	95,688	7,224,444

Web Portals/ ISP — 2.4%

Google, Inc., Class A†	8,130	4,279,795

Total Long-Term Investment Securities

(cost $149,441,491)		166,749,188

SHORT-TERM INVESTMENT SECURITIES — 4.7%

Time Deposit — 4.7%

Euro Time Deposit with State Street Bank & Trust Co. 1.35% due 07/01/08 (cost $8,217,000)	$8,217,000	8,217,000

TOTAL INVESTMENTS

(cost $157,658,491)(1)	99.6%	174,966,188

Other assets less liabilities	0.4	718,142

NET ASSETS	100.0%	$175,684,330

†	Non-income producing security
(1)	See Note 7 for cost of investments on a tax basis.
ADR — American Depository Receipt
See Notes to Financial Statements

8

SunAmerica Focused Alpha Large-Cap Fund, Inc.
NOTES TO FINANCIAL STATEMENTS — June 30, 2008 — (unaudited)

Note 1.	Organization of the Fund

SunAmerica Focused Alpha Large-Cap Fund, Inc. (“the Fund”) is a non-diversified closed-end management investment company. The Fund is traded on the New York Stock Exchange (“NYSE”) under the ticker symbol FGI. The Fund was organized as a Maryland corporation on September 7, 2005 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Fund sold 5,236 of its common stock shares (“Shares”) on November 14, 2005 to AIG SunAmerica Asset Management Corp. (the “Adviser” or “AIG SunAmerica”), an indirect wholly-owned subsidiary of America International Group, Inc. (“AIG”). Investment operations commenced on December 28, 2005 upon settlement of the sale of 9,650,000 Shares in the amount of $184,315,000 (net of underwriting fees and expenses of $8,685,000). AIG SunAmerica paid certain organizational expenses of the Fund and the offering costs of the Fund to the extent they exceeded $.04 per share of the Fund’s common stock.

The Fund’s investment objective is to provide growth of capital. The Fund seeks to pursue this objective by employing a concentrated stock picking strategy in which the Fund, through subadvisers selected by the Adviser, actively invests primarily in a small number of equity securities (i.e., common stocks) of large-capitalization companies and to a lesser extent in equity-related securities (i.e., preferred stocks, convertible securities, warrants and rights) of large-capitalization companies primarily in the U.S. markets. Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowing for investment purposes, in large-capitalization companies.

Indemnifications: Under the Fund’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that contain the obligation to indemnify others. The Fund’s maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

Note 2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the NYSE, securities traded primarily on security exchanges outside the U.S. are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors (the “Board” or the “Directors”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

9

SunAmerica Focused Alpha Large-Cap Fund, Inc.
NOTES TO FINANCIAL STATEMENTS — June 30, 2008 — (unaudited) — (continued)

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

Repurchase Agreements: The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement the Fund’s custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least 102% of the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2008, the Fund did not invest in any repurchase agreements.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

The Fund has adopted a distribution policy (the “Distribution Policy”) under which the Fund will pay level quarterly dividend distributions, subject to an adjusting dividend distribution in the fourth quarter as described below. The Distribution Policy and the dividend distribution rate may be terminated or modified at any time. The Fund intends to pay a level quarterly amount in each of the first three quarters of the calendar year and increase, if necessary, the amount payable for the fourth quarter to an amount expected to satisfy the minimum distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”), or as necessary to distribute long-term capital gains in a manner consistent with the requirements of the 1940 Act, as amended, whichever is greater. Each quarter the Board will review the amount of any potential dividend distribution and the income, capital gains and capital available. A portion of the dividend distribution may be treated as ordinary income (derived from short-term capital gains) and qualifying dividend income for individuals. If the Fund does not generate earnings from dividends, interest and net realized capital gains equal to or in excess of the aggregate dividend distributions paid by the Fund for the year, then the amount distributed in excess of the Fund’s investment income and net realized capital gains may be deemed a tax return of capital. A return of capital represents a return of a shareholder’s investment in the Fund and should not be confused with “yield,” “income” or “profit.” As the 1940 Act limits the distribution of long-term capital gains generally to once per year, the Fund expects that it will distribute higher returns of capital than if the Fund were permitted to distribute long-term capital gains more frequently. The Fund presently intends to apply to the Securities and Exchange Commission (the “Commission”) for an exemption to permit it to distribute long-term capital gains more frequently, subject to applicable representations and conditions. There can be no assurance that any such exemption will be granted. The final determination of the source of all dividend distributions in 2008 will be made after year-end. The payment of dividend distributions in accordance with the Distribution Policy may result in a decrease in the Fund’s net assets. A decrease in the Fund’s net assets may cause an increase in the Fund’s annual operating expenses and a decrease in the Fund’s market price per share to the extent the market price correlates closely to the Fund’s net asset value per share. The Distribution Policy may also negatively affect the Fund’s investment activities to the extent that the

10

SunAmerica Focused Alpha Large-Cap Fund, Inc.
NOTES TO FINANCIAL STATEMENTS — June 30, 2008 — (unaudited) — (continued)

Fund is required to hold larger cash positions than it typically would hold or to the extent that the Fund must liquidate securities that it would not have sold or hold securities that it would liquidate, for the purpose of paying the dividend distribution. The Distribution Policy may, under certain circumstances, result in the amounts of taxable distributions to exceed the levels required to be distributed under the Code (i.e., to the extent the Fund has capital losses in any taxable year, such losses may be carried forward to reduce the amount of capital gains required to be distributed in future years if distributions in a year exceed the amount minimally required to be distributed under the tax rules, such excess will be taxable as ordinary income to the extent loss carryforwards reduce the required amount of capital gains in that year). The Fund’s Board has the right to amend, suspend or terminate the Distribution Policy at any time. The amendment, suspension or termination of the Dividend Distribution Policy may affect the Fund’s market price per share. Shareholders of shares of the Fund held in taxable accounts who receive a dividend distribution (including shareholders who reinvest in shares of the Fund pursuant to the Fund’s dividend reinvestment policy) must adjust the cost basis to the extent that a dividend distribution contains a nontaxable return of capital. Investors should consult their tax adviser regarding federal, state and local tax considerations that may be applicable in their particular circumstances.

The Fund intends to comply with the requirements of the Code, applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. The Fund files U.S. federal and certain state income tax returns. With few exceptions, the Fund is no longer subject to U.S. federal and state examinations by tax authorities for tax years ending before 2004.

New Accounting Pronouncements: On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, Registered Investment Companies are not required to implement FIN 48 until their last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management has evaluated the implications of FIN 48 and determined that there is no impact to the financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “ Fair Value Measurements “ (“FAS157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

Level 3 — Significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11

SunAmerica Focused Alpha Large-Cap Fund, Inc.
NOTES TO FINANCIAL STATEMENTS — June 30, 2008 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 Quoted Prices	$166,749,188	$—

Level 2 Other Significant Observable Inputs	8,217,000	—

Level 3 Significant Unobservable Inputs	—	—

Total	$174,966,188	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, written option and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Note 3.	Investment Advisory and Management Agreement

Pursuant to its Investment Advisory and Management Agreement (“Advisory Agreement”) with the Fund, AIG SunAmerica manages the affairs of the Fund, and selects, supervises and compensates the subadvisers to manage the Fund’s assets. AIG SunAmerica monitors the compliance of the subadvisers with the investment objective and related policies of the Fund, reviews the performance of the subadvisers, and reports periodically on such performance to the Directors. Pursuant to the Advisory Agreement, the Fund will pay AIG SunAmerica a monthly fee at the annual rate of 1.00% of the average daily total assets of the Fund.

AIG SunAmerica has engaged Marsico Capital Management, LLC (“Marsico”), an independently owned investment management firm as of December 14, 2007, and Blackrock Investment Management, LLC (‘Blackrock”), a wholly-owned subsidiary of Blackrock Inc., as the subadvisers to the Fund (the “Subadvisers”) to manage the investment and reinvestment of the Fund’s assets. Pursuant to the subadvisory agreements (“Subadvisory Agreements”) among AIG SunAmerica, the Fund and Marsico and Blackrock, respectively, Marsico and Blackrock select the investments made by the Fund. Marsico manages the large-cap growth portion of the Fund and Blackrock manages the large-cap value portion of the Fund. Pursuant to the Subadvisory Agreements, AIG SunAmerica and not the Fund, pays each of the subadvisers a fee at the annual rate of 0.40% of the Fund’s average daily total assets allocated to each subadvisor.

AIG SunAmerica serves as administrator to the Fund. Under the Administrative Services Agreement, AIG SunAmerica is responsible for performing or supervising the performance by others of administrative services in connection with the operations of the Fund, subject to the supervision of the Fund’s Board. AIG SunAmerica will provide the Fund with administrative services, regulatory reporting, all necessary office space, equipment, personnel and facilities for handling the affairs of the Fund. AIG SunAmerica’s administrative services include recordkeeping, supervising the activities of the Fund’s custodian and transfer agent, providing assistance in connection with the Directors’ and shareholders’ meetings and other administrative services necessary to conduct the Fund’s affairs. For its services as administrator, AIG SunAmerica is paid a monthly fee at the annual rate of 0.04% of the Fund’s average daily total assets.

Note 4.	Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Fund may have been reduced. For the six months ended June 30, 2008, there were no expense reductions received to offset the Fund’s non-affiliated expenses.

12

SunAmerica Focused Alpha Large-Cap Fund, Inc.
NOTES TO FINANCIAL STATEMENTS — June 30, 2008 — (unaudited) — (continued)

Note 5.	Purchase and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended June 30, 2008 were as follows:

Purchases (excluding U.S. government securities)	$101,865,739

Sales and maturities (excluding U.S. government securities)	123,798,146

Purchases of U.S. government securities	—

Sales and maturities of U.S. government securities	—

Note 6.	Transactions with Affiliates

For the six months ended June 30, 2008 the Fund incurred brokerage commissions with Merrill Lynch, Pierce, Fenner, & Smith, Inc., an affiliated broker, of $3,204.

The Fund is permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transaction must have a common investment adviser or investment advisers which are affiliated persons of each other, common directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the 1940 Act, such transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price.

No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transaction. For the six months ended June 30, 2008, the Fund engaged in securities transactions with affiliated funds and had cost of purchases of $9,270,230 and proceeds from sales of $62,430 and realized gains of $9,339.

Note 7.	Federal Income Taxes

The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings may differ from the amounts reflected in the Statement of Assets and Liabilities due to temporary book/tax differences such as wash sales and Post-October losses.

For the year ended December 31, 2007

Distributable Earnings			Tax Distributions

	Long-Term	Unrealized
Ordinary	Gains/Capital	Appreciation	Ordinary	Long-Term	Return of
Income	and Other Losses	(Depreciation)	Income	Capital Gains	Capital

$—	$—	$40,656,348	$973,184	$12,570,824	$10,207,872

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities were as follows:

Cost (tax basis)	$157,719,235

Appreciation	$22,663,797

Depreciation	(5,393,272)

Net unrealized appreciation (depreciation)	$17,270,525

13

SunAmerica Focused Alpha Large-Cap Fund, Inc.
NOTES TO FINANCIAL STATEMENTS — June 30, 2008 — (unaudited) — (continued)

For the year ended December 31, 2007, permanent reclassifications were made to increase accumulated net investment income by $8,948,384 with an offsetting adjustment to additional paid-in capital and accumulated realized gain in the amount of $(10,209,775) and $1,261,392, respectively. The reclassifications arising from book/tax differences were primarily due to return of capital and distribution reclasses.

Note 8.	Capital Share Transactions

The authorized capital stock of the Fund is 200,000,000 shares of common stock, $0.001 par value.

14

SunAmerica Focused Alpha Large-Cap Fund, Inc.
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN — June 30, 2008 — (unaudited)

The Fund has adopted a Dividend Reinvestment and Cash Purchase Plan (the “Plan”), through which all net investment income dividends and capital gains distributions are paid to Common Stock Shareholders in the form of additional shares of the Fund’s Common Stock (plus cash in lieu of any fractional shares which otherwise would have been issuable), unless a Common Stock Shareholder elects to receive cash as provided below. In this way, a Common Stock Shareholder can maintain an undiluted investment in the Fund and still allow the Fund to pay out the required distributable income.

No action is required on the part of a registered Common Stock Shareholder to receive a distribution in shares of Common Stock of the Fund. A registered Common Stock Shareholder may elect to receive an entire distribution in cash by notifying Computershare Trust Company, NA, Inc. (“Computershare”), P.O. Box 43010, Providence, RI 02940-3010, the Plan Agent and the Fund’s transfer agent and registrar, in writing so that such notice is received by Computershare no later than 10 days prior to the record date for distributions to Common Stock Shareholders. Computershare will set up an account for shares acquired through the Plan for each Common Stock Shareholder who has not elected to receive distributions in cash (“Participant”) and hold such shares in non-certificated form.

Those Common Stock Shareholders whose shares are held by a broker or other financial intermediary may receive distributions in cash by notifying their broker or other financial intermediary.

Computershare will set up an account for shares acquired pursuant to the Plan for Participants who have not so elected to receive dividends and distributions in cash. The shares of Common Stock will be acquired by the Plan Agent for the Participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized shares of Common Stock from the Fund (“Additional Common Stock”) or (ii) by purchase of outstanding shares of Common Stock on the open market on the NYSE or elsewhere. If on the payment date for a dividend or distribution, the net asset value per share of Common Stock is equal to or less than the market price per share of Common Stock plus estimated brokerage commissions, Computershare shall receive Additional Common Stock, including fractions, from the Fund for each Participant’s account. The number of shares of Additional Common Stock to be credited shall be determined by dividing the dollar amount of the dividend or distribution by the greater of (i) the net asset value per share of Common Stock on the payment date, or (ii) 95% of the market price per share of the Common Stock on the payment date. If the net asset value per share of Common Stock exceeds the market price plus estimated brokerage commissions on the payment date for a dividend or distribution, Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such dividend or distribution on each Participant’s shares of Common Stock to purchase shares of Common Stock on the open market. Such purchases will be made on or shortly after the payment date for such dividend or distribution but in no event will purchases be made on or after the ex-dividend date for the next dividend or distribution. The weighted average price (including brokerage commissions) of all shares of Common Stock purchased by Computershare shall be the price per share of Common Stock allocable to each Participant. If, before Computershare has completed its purchases, the market price plus estimated brokerage commissions exceeds the net asset value of the shares of Common Stock as of the payment date, the purchase price paid by Computershare may exceed the net asset value of the Common Stock, resulting in the acquisition of fewer shares of Common Stock than if such dividend or distribution had been paid in shares of Common Stock issued by the Fund. Participants should note that they will not be able to instruct Computershare to purchase shares of Common Stock at a specific time or at a specific price.

There is no charge to Common Stock Shareholders for receiving their distributions in the form of additional shares of the Fund’s Common Stock. Computershare’s fees for handling distributions in stock are paid by the Fund. There are no brokerage charges with respect to shares issued directly by the Fund as a result of distributions payable in stock. If a Participant elects by written notice to Computershare to have Computershare sell part or all of the shares held by Computershare in the Participant’s account and remit the proceeds to the Participant, Computershare is authorized to deduct a $2.50 transaction fee plus brokerage commissions from the proceeds.

Common Stock Shareholders who receive distributions in the form of stock are subject to the same Federal, state and local tax consequences as are Common Stock Shareholders who elect to receive their distributions in cash. A Common Stock Shareholder’s basis for determining gain or loss upon the sale of stock received in a distribution from the Fund will be equal to the total dollar amount of the distribution paid to the Common Stock Shareholder in the form of additional shares.

15

SunAmerica Focused Alpha Large-Cap Fund, Inc.
RESULTS OF ANNUAL SHAREHOLDER MEETING — June 30, 2008 — (unaudited)
The Annual Meeting of the Shareholders of the Fund (the “Meeting”) was held on April 25, 2008. At this meeting Samuel M. Eisenstat, Stephen J. Gutman and Peter A. Harbeck were elected by shareholders to serve as the Class III Directors of the Fund for three-year terms, which expire at the annual meeting of shareholders to be held in 2011 and until their respective successors are duly elected and qualify.
The voting results of the Meeting to elect Samuel M. Eisenstat, Stephen J. Gutman and Peter A. Harbeck to the Board are as follows:
Election of Samuel M. Eisenstat to the Board of Directors

	For	Withheld	Total

Shares Voted	8,443,977	732,669	9,176,646
Election of Stephen J. Gutman to the Board of Directors

	For	Withheld	Total

Shares Voted	8,443,317	733,329	9,176,646
Election of Peter A. Harbeck to the Board of Directors

	For	Withheld	Total

Shares Voted	8,443,942	732,704	9,176,646
The terms of office of Jeffrey S. Burum and William F. Devin (Class I, term expiring 2009) and Dr. Judith L. Craven and William J. Shea (Class II, term expiring 2010) continued after the Meeting.

16

Directors

Samuel M. Eisenstat
Peter A. Harbeck
Dr. Judith L. Craven
William F. Devin
Stephen J. Gutman
Jeffrey S. Burum
William J. Shea
Officers

John T. Genoy, President and Chief Executive Officer
Donna M. Handel, Treasurer
James Nichols, Vice President
Cynthia Skrehot, Chief Compliance Officer
Gregory N. Bressler, Chief Legal Officer and Secretary
Gregory R. Kingston, Vice President and Assistant Treasurer
Nori L. Gabert, Vice President and Assistant Secretary
Kathleen Fuentes, Assistant Secretary
John E. McClean, Assistant Secretary
John E. Smith Jr., Assistant Treasurer
Investment Adviser

AIG SunAmerica Asset Management Corp.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992
Custodian

State Street Bank and Trust Company
P.O. Box 5607
Boston, MA 02110
Transfer Agent

Computershare Shareholder Services, Inc.
250 Royall Street
Canton, MA 02021
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to securities held in the Fund’s portfolio, which is available in the Fund’s Form N-CSR, may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.
DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Fund’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. You can also review and obtain copies of Form N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).
PROXY VOTING RECORD ON FUND PORTFOLIO SECURITIES

Information regarding how the Fund voted proxies related to securities held in the Fund’s portfolio during the most recent twelve month period ended June 30, is available, once filed with the U.S. Securities and Exchange Commission without charge, upon request, by calling (800) 858-8850 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Fund.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

17

SunAmerica open-end funds distributed by:
AIG SunAmerica Capital Services, Inc.,
Harborside Financial Center,
3200 Plaza 5, Jersey City, NJ 07311

800-858-8850, ext. 6003

FISAN-6/08

AIG SunAmerica Mutual Funds

www.sunamericafunds.com

live longer retire stronger[sm]

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Focused Alpha Large-Cap Fund, Inc.
By:	/s/ John T. Genoy
John T. Genoy
President
Date: September 5, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: September 5, 2008

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: September 5, 2008